Directors' and prescribed officers' remuneration - Executive directors and prescribed officers remuneration (Details) R in Thousands	12 Months Ended
	Dec. 31, 2022 R / $	Dec. 31, 2022 R / €	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 R / £	Dec. 31, 2021 ZAR (R) R / £ R / € R / $	Dec. 31, 2020 ZAR (R) R / $ R / £
Disclosure of transactions between related parties [line items]
Salary			R 127,542		R 90,179	R 110,134
Accrual of share-based payment benefits			65,338		104,550	127,097
Pension scheme total contributions			6,957		4,421	6,009
Total			199,837		199,150	243,240
Average foreign exchange rate (R per USD/GBP/EUR)	16.37	17.20
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary			69,214
Cash bonus accrued for 2022 paid in 2023			52,976
Accrual of share-based payment benefits			453,579
Pension scheme total contributions			6,957
Expense allowance and other benefits			5,352
Total			588,078		794,485	296,393
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary			13,824
Cash bonus accrued for 2022 paid in 2023			12,066
Accrual of share-based payment benefits			170,348
Pension scheme total contributions			1,268
Expense allowance and other benefits			526
Total			198,032		R 291,582	R 57,973
Average foreign exchange rate (R per USD/GBP/EUR) | R / $	16.37				14.79	16.46
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary			6,875
Cash bonus accrued for 2022 paid in 2023			5,542
Accrual of share-based payment benefits			73,960
Pension scheme total contributions			982
Expense allowance and other benefits			123
Total			87,482		R 143,428	R 28,963
Chris Bateman
Disclosure of transactions between related parties [line items]
Total						66,959
Shadwick Bessit
Disclosure of transactions between related parties [line items]
Total						14,789
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Total						29,159
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary			4,728
Cash bonus accrued for 2022 paid in 2023			3,789
Accrual of share-based payment benefits			41,530
Pension scheme total contributions			645
Expense allowance and other benefits			73
Total			50,765		71,734	16,655
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary			4,199
Cash bonus accrued for 2022 paid in 2023			3,193
Accrual of share-based payment benefits			38,620
Pension scheme total contributions			403
Expense allowance and other benefits			65
Total			46,480		58,648	15,286
Wayne Robinson
Disclosure of transactions between related parties [line items]
Total						19,272
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary			5,734
Cash bonus accrued for 2022 paid in 2023			4,703
Accrual of share-based payment benefits			48,961
Pension scheme total contributions			644
Expense allowance and other benefits			83
Total			60,125		83,011	18,873
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Salary			5,784
Cash bonus accrued for 2022 paid in 2023			4,641
Accrual of share-based payment benefits			67,465
Pension scheme total contributions			643
Expense allowance and other benefits			99
Total			78,632		114,686	22,975
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Salary			10,067
Cash bonus accrued for 2022 paid in 2023			6,995
Accrual of share-based payment benefits			4,663
Pension scheme total contributions			81
Expense allowance and other benefits			2,296
Total			24,102		R 23,472	R 2,614
Average foreign exchange rate (R per USD/GBP/EUR) | R / £				20.18	20.33	21.10
Lerato Legong
Disclosure of transactions between related parties [line items]
Salary			3,947
Cash bonus accrued for 2022 paid in 2023			3,010
Accrual of share-based payment benefits			2,007
Pension scheme total contributions			538
Expense allowance and other benefits			51
Total			9,553		R 7,679	R 2,875
Mika Seitovirta
Disclosure of transactions between related parties [line items]
Salary			6,896
Cash bonus accrued for 2022 paid in 2023			3,532
Accrual of share-based payment benefits			2,355
Pension scheme total contributions			1,242
Expense allowance and other benefits			1,874
Total			15,899		R 245	0
Average foreign exchange rate (R per USD/GBP/EUR) | R / €		17.20			17.49
Charles Carter
Disclosure of transactions between related parties [line items]
Salary			7,160
Cash bonus accrued for 2022 paid in 2023			5,505
Accrual of share-based payment benefits			3,670
Pension scheme total contributions			511
Expense allowance and other benefits			162
Total			R 17,008		R 0	R 0
Average foreign exchange rate (R per USD/GBP/EUR) | R / $	16.37